Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 391,874	$ 252,535
Gold in trust	1,938	1,704
Trade and other receivables	76,796	47,232
Inventories	56,232	45,679
Other current assets	9,822	3,633
Total current assets	536,662	350,783
Non-current
Cash in trust	3,517	3,072
Mining interests, plant and equipment	1,938,627	1,627,810
Other financial assets	28,015	12,624
Other long-term assets	159	215
Total assets	2,506,980	1,994,504
Current
Accounts payable and accrued liabilities	154,733	76,249
Income tax payable	77,309	18,268
Current portion of long-term debt	53,684	22,132
Warrant liabilities	0	8,886
Current portion of deferred revenue	8,587	4,354
Current portion of provisions	7,608	2,979
Current portion of lease obligations	2,580	1,650
Total current liabilities	304,501	134,518
Non-current
Long-term debt	465,778	494,102
Deferred revenue	192,226	194,025
Provisions	27,202	28,822
Deferred income taxes	54,576	55,011
Lease obligations	3,468	2,689
Other long-term liabilities	13,169	2,230
Total liabilities	1,060,920	911,397
Equity
Share capital	1,168,974	935,917
Share purchase warrants	4,491	4,491
Contributed surplus	416,921	209,469
Accumulated other comprehensive loss	(31,815)	(160,450)
Deficit	(112,511)	(190,856)
Equity attributable to owners of the Company	1,446,060	798,571
Non-controlling interest	0	284,536
Total equity	1,446,060	1,083,107
Total liabilities and equity	$ 2,506,980	$ 1,994,504